Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 25,059,596	$ 28,173,160	$ 29,116,431
Total Current Assets	77,654,184	85,777,430
Non-current assets:
Investments in subsidiaries	1,811,370	2,055,102
Total Assets	106,279,134	118,109,430
Current liabilities:
Total current liabilities	53,175,153	54,359,343
Total Liabilities	59,090,609	60,524,434
Equity, Attributable to Parent [Abstract]
Common shares, $0.0001 par value, 100,000,000 shares authorized; 29,854,852 shares issued and outstanding as of June 30, 2026; 27,988,452 shares issued and outstanding as of June 30, 2025	2,986	2,799
(Accumulated deficit) retained earnings	(20,744,064)	(7,401,803)
Accumulated other comprehensive loss	(2,493,879)	(3,095,507)	$ (4,345,902)
Treasury shares	(132,303)
Total CLPS Incorporation’s Shareholders’ Equity	44,795,207	55,536,785
Total Liabilities and Shareholders’ Equity	106,279,134	118,109,430
Parent Company [Member]
Current assets:
Cash and cash equivalents	1,159,899	61,092
Amounts due from subsidiaries	32,954,827	34,820,125
Prepayments, deposits and other assets, net	204,354	53,161
Total Current Assets	34,319,080	34,934,378
Non-current assets:
Investments in subsidiaries	33,884,223	43,942,900
Total Assets	68,203,303	78,877,278
Current liabilities:
Other payable	24,962
Amounts due to subsidiaries	23,383,134	23,340,493
Total current liabilities	23,408,096	23,340,493
Total Liabilities	23,408,096	23,340,493
Equity, Attributable to Parent [Abstract]
Common shares, $0.0001 par value, 100,000,000 shares authorized; 29,854,852 shares issued and outstanding as of June 30, 2026; 27,988,452 shares issued and outstanding as of June 30, 2025	2,986	2,799
Additional paid-in capital	62,148,120	60,177,851
(Accumulated deficit) retained earnings	(14,729,717)	(1,548,358)
Accumulated other comprehensive loss	(2,493,879)	(3,095,507)
Treasury shares	(132,303)
Total CLPS Incorporation’s Shareholders’ Equity	44,795,207	55,536,785
Total Liabilities and Shareholders’ Equity	$ 68,203,303	$ 78,877,278